Group assets and liabilities by business type (Tables)	6 Months Ended
Jun. 30, 2020
Analysis of operating segments
Schedule of segment statement of financial position by business type

	30 Jun 2020 $m
	Asia insurance
									Elimination
		Unit-linked		Asia					of intra-group
	With-profits	assets and	Other	Asset		Total		Unallocated	debtors and	Group
	business	liabilities	business	manage-ment	Elimina-tions	Asia	US	to a segment	creditors	total
	note (i)						note (ii)
Debt securitiesnote (ix), note C1.1
Sovereign debt
Indonesia	381	580	455	—	—	1,416	—	—	—	1,416
Singapore	2,788	525	904	88	—	4,305	—	—	—	4,305
Thailand	—	—	1,567	16	—	1,583	—	—	—	1,583
United Kingdom	—	7	—	—	—	7	—	154	—	161
United States	24,656	23	2,356	—	—	27,035	5,371	—	—	32,406
Vietnam	—	14	2,789	—	—	2,803	—	—	—	2,803
Other (predominantly Asia)	1,816	687	3,216	13	—	5,732	19	140	—	5,891
Subtotal	29,641	1,836	11,287	117	—	42,881	5,390	294	—	48,565
Other government bonds
AAA	1,464	103	479	—	—	2,046	447	—	—	2,493
AA+ to AA-	353	34	101	—	—	488	519	—	—	1,007
A+ to A-	524	113	226	—	—	863	191	—	—	1,054
BBB+ to BBB-	466	88	248	8	—	810	2	—	—	812
Below BBB- and unrated	104	17	331	—	—	452	—	1	—	453
Subtotal	2,911	355	1,385	8	—	4,659	1,159	1	—	5,819
Corporate bonds
AAA	1,122	270	504	—	—	1,896	265	—	—	2,161
AA+ to AA-	1,575	273	1,712	2	—	3,562	973	—	—	4,535
A+ to A-	6,670	808	4,723	—	—	12,201	11,792	—	—	23,993
BBB+ to BBB-	7,806	1,043	3,389	—	—	12,238	14,036	—	—	26,274
Below BBB- and unrated	2,835	655	945	3	—	4,438	2,046	7	—	6,491
Subtotal	20,008	3,049	11,273	5	—	34,335	29,112	7	—	63,454
Asset-backed securities
AAA	108	16	23	—	—	147	2,227	—	—	2,374
AA+ to AA-	36	6	8	—	—	50	184	—	—	234
A+ to A-	17	—	25	—	—	42	575	—	—	617
BBB+ to BBB-	15	—	10	—	—	25	193	—	—	218
Below BBB- and unrated	6	—	—	—	—	6	175	—	—	181
Subtotal	182	22	66	—	—	270	3,354	—	—	3,624
Total debt securities	52,742	5,262	24,011	130	—	82,145	39,015	302	—	121,462
Loans
Mortgage loansnote C1.2	—	—	158	—	—	158	8,119	—	—	8,277
Policy loans	1,189	—	324	—	—	1,513	4,705	8	—	6,226
Other loans	389	—	18	—	—	407	—	—	—	407
Total loans	1,578	—	500	—	—	2,078	12,824	8	—	14,910
Equity securities and holdings in collective investment schemes
Direct equities	14,493	10,345	1,537	56	—	26,431	263	4	—	26,698
Collective investment schemes	13,455	6,097	4,175	10	—	23,737	36	7	—	23,780
US separate account assetsnote (iii)	—	—	—	—	—	-	184,220	—	—	184,220
Total equity securities and holdings in collective investment schemes	27,948	16,442	5,712	66	—	50,168	184,519	11	—	234,698
Other financial investmentsnote (iv)	991	572	1,817	97	—	3,477	3,827	75	—	7,379
Total financial Investments	83,259	22,276	32,040	293	—	137,868	240,185	396	—	378,449
Investment properties	—	—	7	—	—	7	7	9	—	23
Investments in joint ventures and associates accounted for using the equity method	—	—	1,268	239	—	1,507	—	—	—	1,507
Cash and cash equivalents	913	599	1,242	132	—	2,886	2,493	3,005	—	8,384
Reinsurers' share of insurance contract liabilitiesnote (v)	211	—	8,709	—	—	8,920	35,993	5	—	44,918
Other assetsnote (vi)	1,954	482	8,051	799	(33)	11,253	17,942	3,828	(3,139)	29,884
Total assets	86,337	23,357	51,317	1,463	(33)	162,441	296,620	7,243	(3,139)	463,165

Shareholders' equity	—	—	10,535	994	—	11,529	8,955	(1,374)	—	19,110
Non-controlling interests	—	—	2	159	—	161	-	36	—	197
Total equity	—	—	10,537	1,153	—	11,690	8,955	(1,338)	—	19,307

Contract liabilities and unallocated surplus of with-profits fundsnote (iii)	76,647	21,376	33,541	—	—	131,564	265,655	217	—	397,436
Core structural borrowings	—	—	—	—	—	—	250	6,249	—	6,499
Operational borrowings	243	15	111	25	—	394	1,212	639	—	2,245
Other liabilitiesnote (vii)	9,447	1,966	7,128	285	(33)	18,793	20,548	1,476	(3,139)	37,678
Total liabilities	86,337	23,357	40,780	310	(33)	150,751	287,665	8,581	(3,139)	443,858
Total equity and liabilities	86,337	23,357	51,317	1,463	(33)	162,441	296,620	7,243	(3,139)	463,165

	31 Dec 2019 $m
	Asia insurance
									Elimination
		Unit-linked		Asia					of intra-group
	With-profits	assets and	Other	Asset		Total		Unallocated	debtors and	Group
	business	liabilities	business	manage-ment	Elimina-tions	Asia	US	to a segment	creditors	total
	note (i)						note (ii)
Debt securitiesnote (ix),note C1.1
Sovereign debt
Indonesia	222	610	488	—	—	1,320	—	—	—	1,320
Singapore	3,514	554	708	94	—	4,870	—	—	—	4,870
Thailand	—	—	1,398	19	—	1,417	—	—	—	1,417
United Kingdom	—	7	—	—	—	7	—	615	—	622
United States	20,479	113	2,827	—	—	23,419	6,160	597	—	30,176
Vietnam	1	15	2,900	—	—	2,916	—	—	—	2,916
Other (predominantly Asia)	1,745	665	2,809	13	—	5,232	9	116	—	5,357
Subtotal	25,961	1,964	11,130	126	—	39,181	6,169	1,328	—	46,678
Other government bonds
AAA	1,752	81	538	—	—	2,371	977	—	—	3,348
AA+ to AA-	135	8	78	—	—	221	495	—	—	716
A+ to A-	890	159	389	—	—	1,438	245	—	—	1,683
BBB+ to BBB-	356	88	201	—	—	645	4	—	—	649
Below BBB- and unrated	31	9	381	—	—	421	—	2	—	423
Subtotal	3,164	345	1,587	—	—	5,096	1,721	2	—	6,819
Corporate bonds
AAA	732	384	516	—	—	1,632	341	—	—	1,973
AA+ to AA-	1,574	441	1,908	—	—	3,923	1,566	—	—	5,489
A+ to A-	5,428	542	5,063	—	—	11,033	17,784	—	—	28,817
BBB+ to BBB-	5,443	883	3,497	—	—	9,823	22,775	—	—	32,598
Below BBB- and unrated	2,111	569	781	3	—	3,464	2,157	2	—	5,623
Subtotal	15,288	2,819	11,765	3	—	29,875	44,623	2	—	74,500
Asset-backed securities
AAA	236	19	104	—	—	359	3,658	—	—	4,017
AA+ to AA-	132	6	46	—	—	184	780	—	—	964
A+ to A-	1	—	14	—	—	15	1,006	—	—	1,021
BBB+ to BBB-	—	—	—	—	—	—	359	—	—	359
Below BBB- and unrated	—	—	—	—	—	—	212	—	—	212
Subtotal	369	25	164	—	—	558	6,015	—	—	6,573
Total debt securities	44,782	5,153	24,646	129	—	74,710	58,528	1,332	—	134,570
Loans
Mortgage loansnote C1.2	—	—	165	—	—	165	9,904	—	—	10,069
Policy loans	1,089	—	316	—	—	1,405	4,707	9	—	6,121
Other loans	374	—	19	—	—	393	—	—	—	393
Total loans	1,463	—	500	—	—	1,963	14,611	9	—	16,583
Equity securities and holdings in collective investment schemes
Direct equities	14,143	12,440	1,793	59	—	28,435	150	4	—	28,589
Collective investment schemes	15,230	6,652	1,680	14	—	23,576	40	6	—	23,622
US separate account assetsnote (iii)	—	—	—	—	—	—	195,070	—	—	195,070
Total equity securities and holdings in collective investment schemes	29,373	19,092	3,473	73	—	52,011	195,260	10	—	247,281
Other financial investmentsnote (iv)	963	383	1,363	106	—	2,815	2,791	56	—	5,662
Total financial Investments	76,581	24,628	29,982	308	—	131,499	271,190	1,407	—	404,096
Investment properties	—	—	7	—	—	7	7	11	—	25
Investments in joint ventures and associates accounted for using the equity method	—	—	1,263	237	—	1,500	—	—	—	1,500
Cash and cash equivalents	963	356	1,015	156	—	2,490	1,960	2,515	—	6,965
Reinsurers' share of insurance contract liabilitiesnote (v)	152	—	5,306	—	—	5,458	8,394	4	—	13,856
Other assetsnote (vi)	1,277	237	6,983	826	(35)	9,288	17,696	3,440	(2,652)	27,772
Total assets	78,973	25,221	44,556	1,527	(35)	150,242	299,247	7,377	(2,652)	454,214

Shareholders' equity	—	—	9,801	1,065	—	10,866	8,929	(318)	—	19,477
Non-controlling interests	—	—	2	153	—	155	—	37	—	192
Total equity	—	—	9,803	1,218	—	11,021	8,929	(281)	—	19,669

Contract liabilities and unallocated surplus of with-profits fundsnote (iii)	70,308	23,571	26,814	—	—	120,693	269,549	186	—	390,428
Core structural borrowings	—	—	—	—	—	—	250	5,344	—	5,594
Operational borrowings	302	21	123	27	—	473	1,501	671	—	2,645
Other liabilitiesnote (vii)	8,363	1,629	7,816	282	(35)	18,055	19,018	1,457	(2,652)	35,878
Total liabilities	78,973	25,221	34,753	309	(35)	139,221	290,318	7,658	(2,652)	434,545
Total equity and liabilities	78,973	25,221	44,556	1,527	(35)	150,242	299,247	7,377	(2,652)	454,214

Notes

(i)

The with-profits business of Asia comprises the with-profits assets and liabilities of the Hong Kong, Malaysia and Singapore operations. ‘Other business’ includes assets and liabilities of other participating businesses and other non-linked shareholder-backed business.

(ii)	Further analysis of the shareholders’ equity by business type of the US operations is provided below:

	30 Jun 2020 $m			2019 $m
		Asset		31 Dec
	Insurance	management	Total	Total
Shareholders' equity	8,943	12	8,955	8,929

(iii)

The US separate account assets comprise investments in mutual funds attaching to the variable annuity business that are held in the separate account. The related liabilities are reported in contract liabilities at an amount equal to the separate account assets.

(iv)	Other financial investments comprise derivative assets, other investments and deposits.
(v)

Reinsurers’ share of contract liabilities includes the reinsurance ceded in respect of the acquired REALIC business by the Group’s US insurance operations and at 30 June 2020 also includes amounts ceded in respect of the reinsurance of substantially all of Jackson’s in-force fixed and fixed indexed annuity liabilities to Athene Life Re Ltd, as discussed in note D1.

(vi)	Of total ‘Other assets’ at 30 June 2020, there are:

–Property, plant and equipment (PPE) of $964 million (31 December 2019: $1,065 million). During the period, the Group made additions of $51 million of PPE (full year 2019: $160 million), of which $8 million relates to right-of-use assets (full year 2019: $96 million).

–Premiums receivable of $778 million (31 December 2019: $794 million), of which $734 million (31 December 2019: $738 million) are due within one year.

(vii)

Within ’Other liabilities’ at 30 June 2020 is accruals, deferred income and other liabilities of $16,208 million (31 December 2019: $14,488 million), of which $11,213 million (31 December 2019: $9,172 million) are due within one year.

(viii)

The credit ratings, information or data contained in this report which are attributed and specifically provided by Standard & Poor's, Moody's and Fitch Solutions and their respective affiliates and suppliers ('Content Providers') is referred to here as the 'Content'. Reproduction of any Content in any form is prohibited except with the prior written permission of the relevant party. The Content Providers do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. The Content Providers expressly disclaim liability for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold any such investment or security, nor does it address the suitability of an investment or security and should not be relied on as investment advice.

US
Analysis of operating segments
Schedule of shareholders equity by business type

	30 Jun 2020 $m			2019 $m
		Asset		31 Dec
	Insurance	management	Total	Total
Shareholders' equity	8,943	12	8,955	8,929